Segmental analysis (Tables)	6 Months Ended
Sep. 30, 2018
Operating Segments [Abstract]
Schedule of operating segments

(a)	Revenue

Six months ended 30 September	2018	2017
	£m	£m
Operating segments - continuing operations:
UK Electricity Transmission	1,574	2,076
UK Gas Transmission	353	422
US Regulated	4,053	3,799
NGV and Other[1]	387	407
Sales between segments	(20)	(20)

Total revenue from continuing operations	6,347	6,684

Geographical areas:
UK	2,272	2,865
US	4,075	3,819

Total revenue from continuing operations	6,347	6,684

1.	Included within NGV and Other is £294m (2017: £294m) of revenue relating to NGV and £44m (2017: £59m) of revenue relating to UK property development.

2. Segmental analysis (continued)

(b)	Operating profit

	Before exceptional items and remeasurements[1]		After exceptional items and remeasurements[1]
Six months ended 30 September	2018	2017	2018	2017
	£m	£m	£m	£m
Operating segments – continuing operations:
UK Electricity Transmission	531	542	437	542
UK Gas Transmission	79	126	46	126
US Regulated	385	433	327	448
NGV and Other[2,3]	207	158	207	158

Total operating profit from continuing operations	1,202	1,259	1,017	1,274

Geographical areas
UK	761	852	634	852
US	441	407	383	422

Total operating profit from continuing operations	1,202	1,259	1,017	1,274

Below we reconcile total operating profit to profit before tax from continuing operations. Operating exceptional items and remeasurements of £94m expense (2017: £nil) detailed in note 4 are attributable to UK Electricity Transmission; £33m expense (2017: £nil) to UK Gas Transmission; and £58m expense (2017: £15m income) to US Regulated operations.

	Before exceptional items and remeasurements[1]		After exceptional items and remeasurements[1]
Six months ended 30 September	2018	2017	2018	2017
	£m	£m	£m	£m
Reconciliation to profit before tax:
Operating profit - continuing operations	1,202	1,259	1,017	1,274
Share of post-tax results of joint ventures and associates	25	20	25	20
Finance income	42	24	42	24
Finance costs	(536)	(566)	(562)	(538)

Profit before tax from continuing operations	733	737	522	780

1.	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).

2.
Included within NGV and Other is £131m (2017: £132m) of operating profit (both before and after exceptional items and remeasurements) relating to NGV and £38m (2017: £53m) of operating profit (both before and after exceptional items and remeasurements) relating to UK property development.

3.	NGV and Other includes gains of £94m (2017: £nil) in relation to cash received in respect of two legal settlements.

2. Segmental analysis (continued)

(c) Other segmental information

	Net book value[1]		Capital expenditure[2]		Depreciation and amortisation[3]
	30 September 2018	31 March 2018	30 September 2018	30 September 2017	30 September 2018	30 September 2017
	£m	£m	£m	£m	£m	£m
Operating segments:
UK Electricity Transmission	13,247	13,028	462	515	(242)	(226)
UK Gas Transmission	4,345	4,280	153	157	(92)	(94)
US Regulated	23,395	20,953	1,177	1,095	(346)	(328)
NGV and Other[4,5]	2,664	2,491	248	125	(111)	(114)

Total from continuing operations	43,651	40,752	2,040	1,892	(791)	(762)

Geographical areas:
UK	19,094	18,772	782	751	(399)	(393)
US	24,557	21,980	1,258	1,141	(392)	(369)

Total from continuing operations	43,651	40,752	2,040	1,892	(791)	(762)

By asset type:
Property, plant and equipment	42,661	39,853	1,900	1,820	(710)	(689)
Non-current intangible assets	990	899	140	72	(81)	(73)

Total from continuing operations	43,651	40,752	2,040	1,892	(791)	(762)

1.	Represents the net book value of property, plant and equipment and other non-current intangible assets at 30 September 2018 and 31 March 2018 respectively.

2.	Represents additions to property, plant and equipment and other non-current intangibles, in the six months ended 30 September 2018 and 30 September 2017 respectively.

3.	Represents the amounts recorded in the consolidated income statement for the six months ended 30 September 2018 and 30 September 2017 respectively.

4.
Included within NGV and Other are assets with a net book value of £1,518m and £60m (31 March 2018: £1,454m and £52m), capital expenditures of £136m and £11m (2017: £72m and £5m) and depreciation and amortisation of £64m and £1m (2017: £68m and £nil) relating to NGV and UK property development respectively.